Cover	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	6-K
Entity File Number	000-30852
Entity Registrant Name	GRUPO FINANCIERO GALICIA SA
Entity Central Index Key	0001114700
Document Fiscal Period Focus	Q1
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Period End Date	Mar. 31, 2025
Current Fiscal Year End Date	--12-31